FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENT	FAIR VALUE MEASUREMENT
ASC 820, Fair Value Measurement, provides a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value, as follows: Level 1, which refers to securities valued using unadjusted quoted prices from active markets for identical assets; Level 2, which refers to securities not traded on an active market but for which observable market inputs are readily available; and Level 3, which refers to securities valued based on significant unobservable inputs.  There are no Level 2 or Level 3 investments in this plan. Assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
Asset Valuation Methodologies — Valuation methodologies maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Cash — Held primarily in short-duration, highly liquid securities, which are valued at cost plus accrued interest.
Common Stocks — Valued at the closing price reported on the active market on which the individual securities are traded.
Mutual Funds — Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds held by the Plan are actively traded.
Transfers between Levels — The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. The Plan’s policy is to recognize transfers between levels at the actual date of the event or change in circumstances that caused the transfer. For the years ended December 31, 2025 and 2024, there were no transfers between levels.
We evaluate the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to the total net assets available for benefits.
Common Collective Trust Fund - As permitted by accounting principles generally accepted in the United States of America, the Plan uses NAV as a practical expedient to determine the fair value of the common collective trust fund. NAV is based on the fair value of the underlying investments held by the fund less its liabilities. Participant transactions (purchases and sales) may occur daily. Redemption for the common collective trust is permitted daily with no other restrictions or notice periods and there are no unfunded commitments. In accordance with GAAP, the common collective trust fund measured at NAV has not been classified in the fair value hierarchy. The fair value amounts presented in the table below are intended to permit reconciliation to the amounts presented in the Statements of Net Assets Available for Benefits.
The following tables set forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024:

	2025	2024
Cash - Level 1	$9,765	$8,723
Common stock - Level 1	16,589,032	20,940,905
Mutual Funds - Level 1	37,181,134	33,159,743
Sub-Total - Level 1	53,779,931	54,109,371
Investment measured at NAV - Common collective trust fund	38,021	41,442
Total	$53,817,952	$54,150,813